                                               UAM Funds
                                             Funds for the Informed Investor(SM)

Dwight Capital Preservation Portfolio
Annual Report                                                   October 31, 1999



                                                                   [LOGO OF UAM]
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UAM FUNDS                                  DWIGHT CAPITAL PRESERVATION PORTFOLIO
                                           OCTOBER 31, 1999

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                               TABLE OF CONTENTS
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Shareholders' Letter ...................................................     1

Portfolio of Investments ...............................................     4

Statement of Assets and Liabilities ....................................     6

Statement of Operations ................................................     7

Statement of Changes in Net Assets .....................................     8

Financial Highlights ...................................................     9

Notes to Financial Statements ..........................................    10

Report of Independent Accountants ......................................    14

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UAM FUNDS                                  DWIGHT CAPITAL PRESERVATION PORTFOLIO

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November 12, 1999

Dear Shareholders:

We are pleased to present you with this first report for the Dwight Capital Preservation Portfolio, providing an overview of the market, an analysis and evaluation of the portfolio, and a description of investment performance. This portfolio is the third SEC registered mutual fund to make use of wrapper agreements to seek stability of the daily net asset value per share. The portfolio is offered exclusively to IRA and Keogh Plan investors and is the first fund of its type to be offered through the major mutual fund platforms.

Economic and Market Conditions

Just prior to the portfolio opening on August 31, 1999, the Federal Reserve raised interest rates by 0.25% to 5.25% to fight perceived inflationary pressures associated with a very strong economy. With that backdrop, the portfolio's first two months saw a tight trading range for domestic interest rates with U.S. Treasury yields ending slightly higher at the end of October. The period was also marked by spread tightening as Y2K fears dissipated and the supply of new issue securities waned. As a result, the returns for spread product outperformed U.S. Treasuries during the period.

Going forward, spread product should continue to perform well in an environment of economic uncertainty and further erosion of Y2K fears. We expect that institutional investors with sidelined cash will continue to re-enter the fixed income markets and strengthen the value of the portfolio's current holdings in relation to U.S. Treasuries. Investors holding cash after year-end will have pressure to reinvest quickly in early January. This may create sharp supply and demand issues within the AAA Mortgage and Asset-Backed sectors at a time of the year that is typically void of new issuance. The portfolio will maintain its commitment to spread product during the next quarter and new deposits will be immediately invested within our approved AAA fixed income sectors.

Investment Review

The portfolio has met its objective of preserving principal and maintaining a stable net asset value per share with its NAV remaining steady at $10 per share every day since inception. The portfolio is diversified among U.S. Government Agency mortgage-backed securities, AAA asset-backed securities and cash equivalents. The small size of the portfolio required the purchase of odd-lot securities during its first two months. With interest rates at the highest levels in two years, plus the ability to buy bonds at cheaper than normal prices due to size, the portfolio was able to purchase assets at very attractive yields. At this time, the portfolio has one wrapper

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UAM FUNDS                                  DWIGHT CAPITAL PRESERVATION PORTFOLIO

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agreement in place, which has served to successfully maintain a stable daily net asset value per share. To further diversify the portfolio, we intend to add two to three additional wrappers over time as the portfolio assets grow. Throughout the period, the average credit quality of the total portfolio remained at a solid AAA/Aaa as measured by Standard & Poor's Rating Group and Moody's
Investors Service, respectively. As of October 31, 1999, the portfolio duration of 3.6 years was toward the longer end of the target range. However, the rapid growth of deposits continues to keep the portfolio sensitive to market interest rates.

Investment Performance

Since the portfolio has not been in operation for a full quarter, the performance is being reported for the months of September and October and the life of the portfolio as of August 31, 1999. The Fund returned 1.12% to investors during September and October and closed October with a solid 30-day SEC yield of 6.69% (which is net of fund expenses). The portfolio exceeded its benchmark, the Ryan 5 Year Master GIC Index, during both September and October. Since the portfolio seeks a level of current income higher than that of money market funds, we are pleased to report that the portfolio also outperformed the IBC Money Market Index by a significant margin during the period. The performance of the portfolio (net of 1.00% expenses and fee waivers) versus these indices follows:

                           Dwight Capital
                            Preservation      Ryan 5 Year      IBC Money Market
                             Portfolio      Master GIC Index         Index
                           --------------   ----------------   ----------------
September 30, 1999             0.55%              0.53%              0.39%
October 31, 1999               0.57%              0.53%              0.40%
August 31, 1999 to             1.12%              1.06%              0.79%
October 31, 1999

We will continue to invest the portfolio in the highest quality debt securities combined with wrapper agreements to help stabilize the share price. With our long-term perspective, stable value management experience and conservative investment strategy, we seek to provide you with a level of current income higher than that of money market funds, while attempting to preserve principal and maintain a stable net asset value per share.

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We value your support of the Dwight Capital Preservation Portfolio and look forward to its continued growth and success.

Sincerely,

/s/ Laura P. Dagan

Laura P. Dagan
Portfolio Manager

The investment results presented in this report represent past performance and should not be construed as a guarantee of future results. A portfolio's performance assumes the reinvestment of all dividends and distributions.

There are no assurances that a portfolio will meet its stated objectives.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's holdings are subject to change because it is actively managed.

Portfolio changes should not be considered recommendations for action by individual investors.

                        Definition of Comparative Indices
                        ---------------------------------
IBC's Money Fund Average/All Taxable is an average of all major money market fund yields, published weekly for 7- and 30-day yields.

The Ryan 5 Year Master GIC Index is a simple, moving average of the last 60 monthly market rates of the ten highest quality Guaranteed Investment Contracts
(GICs), with a rating of at least AA by Moody's or another nationally recognized rating organization.

The comparative indices assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees were reflected in the comparative indices' returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

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UAM FUNDS                                  DWIGHT CAPITAL PRESERVATION PORTFOLIO
                                           OCTOBER 31, 1999

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--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
MORTGAGE BACKED SECURITIES - 53.4%
--------------------------------------------------------------------------------

                                                                      Face
                                                                     Amount            Value
                                                                    --------          --------
   Federal Home Loan Mortgage Corporation
      8.750%, 12/01/08 ........................................     $ 41,965          $ 44,024
      7.500%, 07/01/27 ........................................       49,287            49,457
   Federal National Mortgage Association
      8.500%, 06/01/25 ........................................      168,183           174,122
      7.000%, 05/01/29 ........................................      198,930           195,323
                                                                                      --------
   TOTAL MORTGAGE BACKED SECURITIES
      (Cost $456,179) .........................................                        462,926
                                                                                      --------

----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 32.4%
----------------------------------------------------------------------------------------------

   CIT Marine Trust, Ser 1999-A, Cl A4
      6.250%, 11/15/19 ........................................       35,000            33,522
   EQCC Home Equity Loan Trust, Ser 1999-1, Cl A3F
      5.915%, 11/20/24 ........................................       35,000            34,036
   Federal Home Loan Mortgage Corporation, Ser T-17, Cl A5
      7.160%, 07/25/29 ........................................      112,000           109,351
   Green Tree Financial, Ser 1999-1, Cl A5
      6.110%, 09/01/23 ........................................       35,000            31,041
   Residential Asset Securities, Ser 1999-KS2, Cl AI7
      7.390%, 06/25/28 ........................................       35,000            34,943
   Saxon Asset Securities, Ser 1999-2, Cl AF4
      6.445%, 08/25/26 ........................................       40,000            38,450
                                                                                      --------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $278,286) .........................................                        281,343
                                                                                      --------

The accompanying notes are an integral part of the financial statements.

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                                           OCTOBER 31, 1999

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--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 20.0%
--------------------------------------------------------------------------------

                                                               Face
                                                              Amount              Value
                                                            ---------           ---------
REPURCHASE AGREEMENTS -- 20.0%
   Chase Securities, Inc. 5.15%, dated 10/29/99,
      due 11/01/99, to be repurchased at $87,037,
      collateralized by $87,296 of various
      U.S. Treasury Bills and U.S. Treasury Notes,
      valued at $87,002 .................................   $  87,000           $  87,000
   Chase Securities, Inc. 5.15%, dated 10/29/99,
      due 11/01/99, to be repurchased at $86,037,
      collateralized by $86,293 of various
      U.S. Treasury Bills and U.S. Treasury Notes,
      valued at $86,002 (b) .............................      86,000              86,000
                                                                                ---------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $173,000) ...................................                         173,000
                                                                                ---------
   TOTAL INVESTMENTS -- 105.8%
      (Cost $907,465) (a) ...............................                         917,269
                                                                                ---------
WRAPPER AGREEMENT -- (1.4%)
   CDC Financial Products*+ ..............................                        (11,614)
                                                                                ---------
   OTHER ASSETS AND LIABILITIES, NET -- (4.4%) ..........                         (38,826)
                                                                                ---------
   TOTAL NET ASSETS -- 100.0% ...........................                       $ 866,829
                                                                                =========

Cl   Class
Ser  Series
(a) The cost for federal income tax purposes was $907,465. At October 31, 1999, net unrealized appreciation for all securities based on tax cost was $9,804. This consisted of aggregate gross unrealized appreciation for all securities of $10,462 and aggregate gross unrealized depreciation for all securities of $658.
(b) Repurchase Agreement is held in a segregated account maintained for liquidity purposes pursuant to the Wrapper Agreement as discussed in Note A.
  * The Wrapper Agreement obligates the Wrap provider to maintain the book value of a portion of the portfolio's assets up to a specified maximum dollar amount, upon the occurrence of certain specific events.
  +  Fair-valued security.

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                  DWIGHT CAPITAL PRESERVATION PORTFOLIO
                                           OCTOBER 31, 1999

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STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

Assets
Investments, at Cost ...........................................      $907,465
                                                                      ========

Investments, at Value (including Repurchase Agreements valued at
   $173,000) -- Note A .........................................      $917,269
Cash ...........................................................           824
Receivable due from Investment Adviser -- Note B ...............        27,654
Interest Receivable ............................................         4,400
                                                                      --------
   Total Assets ................................................       950,147
                                                                      --------
Liabilities
Investment Securities Purchased ................................        38,450
Payable to Wrap Provider .......................................        11,614
Payable for Administrative Fees -- Note C ......................         7,550
Payable for Custodian Fees -- Note D ...........................           494
Payable for Trustees' Fees -- Note G ...........................           401
Other Liabilities ..............................................        24,809
                                                                      --------
   Total Liabilities ...........................................        83,318
                                                                      --------
Net Assets .....................................................      $866,829
                                                                      ========

Net Assets Consist of:
Paid in Capital ................................................      $866,829
Unrealized Appreciation on Investments .........................         9,804
Unrealized Depreciation on Wrapper Agreement ...................       (12,226)
Accumulated Net Realized Gain on Investments ...................         2,422
                                                                      --------
Net Assets .....................................................      $866,829
                                                                      ========

Institutional Class Shares
Shares Issued and Outstanding ($0.001 par value)
   (Unlimited Shares Authorized) ...............................        86,683
Net Asset Value, Offering and Redemption Price Per Share .......        $10.00
                                                                        ======


The accompanying notes are an integral part of the financial statements.

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STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                               August 31, 1999*
                                                                     to
                                                                 October 31,
                                                                    1999
                                                               ----------------
Investment Income
Interest ...............................................          $  5,666
Crediting Rate Interest ................................               612
                                                                  --------
   Total Income ........................................             6,278
                                                                  --------
Expenses
Audit Fees .............................................            20,069
Administrative Fees -- Note C ..........................            11,635
Registration and Filing Fees ...........................             2,553
Printing Fees ..........................................             1,727
Custodian Fees -- Note D ...............................               494
Investment Advisory Fees -- Note B .....................               410
Trustees' Fees -- Note G ...............................               401
Wrapper Fees ...........................................               149
Legal Fees .............................................                16
Other Expenses .........................................               385
Investment Advisory Fees Waived -- Note B ..............              (410)
Expenses assumed by the Advisor -- Note B ..............           (36,609)
                                                                  --------
   Net Expenses ........................................               820
                                                                  --------
Net Investment Income ..................................             5,458
                                                                  --------
Net Realized Gain on Investments .......................             2,422
Net Change in Unrealized Appreciation (Depreciation) on:
Investments ............................................             9,804
Wrapper Agreement ......................................           (12,226)
                                                                  --------
Net Change in Unrealized Appreciation (Depreciation) ...            (2,422)
                                                                  --------
Net Gain (Loss) on Investments and Wrapper Agreement ...                --
                                                                  --------
Net Increase in Net Assets Resulting from Operations ...          $  5,458
                                                                  ========

* Commencement of operations

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    August 31, 1999*
                                                                                           to
                                                                                       October 31,
                                                                                          1999
                                                                                    ----------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ......................................................         $    5,458
   Net Realized Gain ..........................................................              2,422
   Net Change in Unrealized Appreciation (Depreciation) .......................             (2,422)
                                                                                         ---------
   Net Increase in Net Assets Resulting from Operations .......................              5,458
                                                                                         ---------
Distributions:
Net Investment Income .........................................................             (5,458)
                                                                                         ---------
Capital Share Transactions (1):
   Issued .....................................................................            861,371
   In Lieu of Cash Distributions ..............................................              5,458
                                                                                         ---------
   Net Increase from Capital Share Transactions ...............................            866,829
                                                                                         ---------
        Total Increase ........................................................            866,829
Net Assets:
   Beginning of Period ........................................................                 --
                                                                                         ---------
   End of Period (including undistributed net investment income (loss) of $0)..          $ 866,829
                                                                                         =========

(1)Shares Issued and Redeemed
   Shares Issued ..............................................................             86,137
   In Lieu of Cash Distributions ..............................................                546
                                                                                         ---------
   Net Increase in Shares Outstanding .........................................             86,683
                                                                                         =========

* Commencement of operations

The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                Selected Per Share Data & Ratios
                                   For a Share Outstanding Throughout the Period

                                                             August 31, 1999***
                                                                     to
                                                              October 31, 1999
                                                             ------------------
Net Asset Value, Beginning of Period ..................            $10.00
                                                                   ------

Income from Investment Operations:
   Net Investment Income ..............................              0.11
                                                                   ------
   Total from Investment Operations ...................              0.11
                                                                   ------
Distributions:
   Net Investment Income  .............................             (0.11)
                                                                   ------
Net Asset Value, End of Period ........................            $10.00
                                                                   ======

Total Return+                                                        1.12%**
                                                                   ======

Ratios and Supplemental Data
   Net Assets, End of Period ..........................          $866,829
   Ratio of Expenses to Average Net Assets ............              1.00%*
   Ratio of Net Investment Income to Average Net Assets              6.67%*
   Portfolio Turnover Rate ............................               137%

  * Annualized
 ** Not annualized
*** Commencement of operations
  + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the period indicated.

The accompanying notes are an integral part of the financial statements.

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Dwight Capital Preservation Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified open-end management investment company. At October 31, 1999, the UAM Funds were comprised of 48 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to seek a level of current income higher than that of money market funds, while attempting to preserve principal and maintain a stable net asset value per share (NAV).

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     1. Security Valuation: Fixed income securities are stated on the basis of valuation provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities, including the Wrapper Agreement, for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Trustees.

               Wrapper Agreements generally will be equal to the difference between the Book Value and Market Value (plus the crediting rate adjustment) on the applicable covered assets and will either be reflected as an asset or liability of the Portfolio. The Portfolio's Board of Trustees, in performing its fair value determination of the Portfolio's Wrapper Agreements, considers the credit worthiness and the ability of Wrap Providers to pay amounts due under the Wrapper Agreements.

     2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

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          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

          4. Wrapper Agreements: The Portfolio may enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrap Providers") that are rated, at the time of purchase, in one of the top two rating categories by a rating agency. A Wrapper Agreement is a derivative instrument that is designed to protect the Portfolio from investment losses and under most circumstances permit the Portfolio to maintain a constant NAV per share. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they will be considered illiquid.

          Pursuant to the terms of the Wrapper Agreement, the investment adviser will manage the Portfolio's securities to have an overall duration between
     1.5 and 4.0 years. In addition, the terms of the Wrapper Agreement require the Portfolio to maintain minimum cash and cash equivalent balances. Throughout the term of the Wrapper Agreement, the Portfolio will pay the Wrap Provider an annual fee of 0.21% of the Wrapper Agreement book value balance.

          The crediting rate used in computing book value is the actual interest earned on the covered assets, or an index-based approximation thereof, plus or minus an adjustment for an amount receivable from or payable to the Wrap Provider based on fluctuations in the market value of the covered assets. The crediting rate is calculated by a formula specified in the Wrapper Agreement and is adjusted periodically.

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          A default by the issuer of a Portfolio security or a Wrap Provider on its obligations may result in a decrease in the value of the Portfolio assets and, consequently, the shares. Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio securities defaults on payments of interest or principal. Additionally, a Portfolio shareholder may realize more or less than the actual investment return on the Portfolio securities depending upon the timing of the shareholder's purchases and redemption of shares, as well as those of other shareholders.

          5. Distributions to Shareholders: The Portfolio will declare daily and distribute monthly substantially all of its net investment income. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and net operating losses.

          Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income, accumulated net realized gain and paid in capital.

          Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          6. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Dwight Asset Management Company. (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.50% of the average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% of average daily net assets.


                                      12
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     C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"),
a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEI Investments Mutual Fund Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, DST Systems, Inc., ("DST") and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreement, the Portfolio pays the Administrator 0.093% per annum of the average daily net assets of the Portfolio, an annual base fee of no more than $87,500, and a fee based on the number of active shareholder accounts.

     For the period ended October 31, 1999, the Administrator was paid $11,635, of which $5,874 was paid to SEI for their services, $1,835 to DST for their services, and $1,454 to UAMSSC for their services.

     D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's assets and the assets are held in accordance with the custodian agreement.

     E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

     F. Trustees' Fees: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

     G. Purchases and Sales: For the period ended October 31, 1999, the Portfolio made purchases of $735,571 and sales of $0 of investment securities other than long-term U.S. Government and short-term securities. Purchases and sales of long-term U.S. Government securities were $721,744 and $724,162, respectively.

     H. Other: The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares held for less than twelve months. There were no redemption fees retained during the period between August 31, 1999 and October 31, 1999.

     At October 31, 1999, two record shareholders owned 83.5% of the aggregate total shares outstanding of the Portfolio.

                                      13
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--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees of
UAM Funds Trust and Shareholders of
Dwight Capital Preservation Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dwight Capital Preservation Portfolio (the "Portfolio"), a portfolio of the UAM Funds Trust, at October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the period August 31, 1999 (commencement of operations) through October 31, 1999, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1999 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
December 17, 1999

NOTES
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NOTES

NOTES

UAM FUNDS                                  DWIGHT CAPITAL PRESERVATION PORTFOLIO

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Officers and Trustees

Norton H. Reamer                               Peter M. Whitman, Jr.
Trustee, President and Chairman                Trustee

John T. Bennett, Jr.                           William H. Park
Trustee                                        Vice President

Nancy J. Dunn                                  Michael E. DeFao
Trustee                                        Secretary

Philip D. English                              Gary L. French
Trustee                                        Treasurer

William A. Humenuk                             Robert R. Flaherty
Trustee                                        Assistant Treasurer

James P. Pappas                                Robert J. Della Croce
Trustee                                        Assistant Treasurer

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UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Dwight Asset Management Company
125 College Street
Burlington, VT 05402

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110



                                  --------------------------------------
                                   This report has been prepared for
                                   shareholders and may be distributed
                                   to others only if preceded or
                                   accompanied by a current prospectus.
                                  --------------------------------------